Consolidated Schedule of Investments (unaudited)	iShares® Commodity Curve Carry Strategy ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Certificates of Deposit

Bank of America NA, 5.38%, 08/06/24	$270	$269,996
Bank of Montreal, 5.50%, 12/09/24	250	249,990
BNP Paribas SA, 5.83%, 08/08/24	250	250,016
Cooperatieve Rabobank UA, 5.27%, 02/05/25	250	249,924
Credit Industriel et Commercial, 5.20%, 02/04/25	250	249,790
Lloyds Bank Corporate, 5.08%, 07/25/25	310	310,067
Mitsubishi UFJ Trust & Banking Corp./New York, 5.79%, 07/01/25, (1-day SOFR + 0.400%)(a)	290	290,132
Mizuho Bank Ltd./New York, 5.73%, 01/10/25, (1-day SOFR + 0.400%)(a)	250	250,209
MUFG Bank Ltd., 5.24%, 01/10/25	250	249,747
MUFG Bank Ltd./New York, 5.39%, 03/06/25	250	250,033
Standard Chartered Bank, 5.20%, 01/08/25	250	249,703
Sumitomo Mitsui Banking Corp./New York
5.45%, 11/07/24, (1-day SOFR + 0.240%)(a)	270	270,111
5.50%, 08/06/24, (1-day SOFR + 0.170%)(a)	270	270,002
Sumitomo Mitsui Trust Bank Ltd., 5.57%, 10/23/24(a)	500	500,111
Svenska Handelsbanken/New York, 5.63%, 02/06/25, (1-day SOFR + 0.300%)(a)	250	250,117
Wells Fargo Bank N.A., 5.93%, 09/04/24, (1-day SOFR + 0.600%)(a)	250	250,124
Westpac Banking Corp., 5.35%, 01/28/25	370	370,058

Total Certificates of Deposit — 10.1%
(Cost: $4,780,131)		4,780,130

Commercial Paper

Alinghi Funding Co. LLC, 5.31%, 01/08/25	320	312,583
American Honda Finance Corp.
5.54%, 09/06/24	500	497,171
5.54%, 09/19/24	350	347,326
ANZ New Zealand International Ltd./London, 5.43%,
11/04/24(a)(b)	280	280,080
Australia & New Zealand Banking Group Ltd.
5.04%, 06/26/25	250	238,959
5.24%, 01/06/25	250	244,347
Banco Santander SA, 5.39%, 08/29/24	270	268,832
Bank of Nova Scotia (The), 5.57%, 02/06/25,
(1-day SOFR + 0.290%)(a)(b)	250	250,125
Bay Square Funding LLC
5.50%, 10/11/24(a)(b)	400	400,095
5.57%, 10/01/24(a)(b)	380	380,006
Bell Telephone Co. of Canada or Bell Canada (The),
5.43%, 08/06/24	600	599,457
BofA Securities Inc., 5.15%, 07/25/25	320	304,369
Britannia Funding Co. LLC
5.35%, 08/05/24	250	249,814
5.43%, 09/05/24	250	248,650
5.44%, 09/24/24	120	119,012
5.44%, 10/04/24	250	247,569
CDP Financial Inc., 5.37%, 10/04/24	250	247,601
Citigroup Global Markets Inc.
5.42%, 09/16/24	250	248,244
5.62%, 01/24/25(a)(b)	500	500,119
Commonwealth Bank of Australia
5.33%, 11/08/24	250	246,354
5.48%, 11/07/24, (1-day SOFR + 0.200%)(a)(b)	370	370,077
Consolidated Edison Co. of New York Inc., 5.48%,
08/19/24	350	348,990
Security	Par (000)	Value

Credit Agricole Corporate and Investment Bank/New York, 5.32%, 08/23/24	$370	$368,746
CRH America Finance Inc., 5.56%, 10/08/24	410	405,680
DBS Bank Ltd., 5.34%, 09/19/24	370	367,275
DUKE ENERGY Corp., 5.55%, 10/02/24	250	247,594
Fiserv Inc.
5.46%, 08/07/24	520	519,449
5.47%, 08/12/24	250	249,545
Florida Power & Light Co., 5.44%, 08/26/24	250	249,021
HSBC USA Inc.
5.23%, 07/25/25	250	237,614
5.28%, 05/01/25	250	240,342
5.40%, 01/21/25	300	292,367
Hyundai Capital America
5.46%, 08/14/24	500	498,940
5.61%, 08/19/24	500	498,524
ING U.S. Funding LLC
5.39%, 10/24/24	400	394,971
5.52%, 11/25/24(a)(b)	340	340,084
Ionic Funding LLC
5.37%, 08/02/24	500	499,851
5.43%, 08/15/24	500	498,871
Jupiter Securitization Co. LLC
5.41%, 10/04/24	500	495,166
5.66%, 01/17/25	330	330,014
Keurig Dr. Pepper Inc., 5.43%, 08/05/24	420	419,683
Komatsu Finance America Inc., 5.32%, 08/13/24	300	299,425
Liberty Street Funding LLC, 5.40%, 09/16/24	380	377,339
Lloyds Bank Corporate Markets PLC/New York, 5.26%, 02/03/25	400	389,369
LVMH Moet Hennessy Louis Vuitton SE
5.15%, 03/20/25	290	280,682
5.33%, 11/25/24	250	245,741
Mackinac Funding Co. LLC, 5.40%, 08/22/24	500	498,354
Macquarie Bank Ltd.
5.27%, 02/18/25	250	242,814
5.65%, 03/03/25, (1-day SOFR + 0.280%)(a)(b)	400	400,086
Marriott International Inc./MD, 5.52%, 08/07/24	250	249,732
Mars Inc., 5.28%, 12/19/24	420	411,491
Mohawk Industries Inc., 5.55%, 09/06/24	250	248,582
National Bank of Canada
5.14%, 06/12/25	570	545,398
5.25%, 02/25/25	270	262,013
Nestle Finance International Ltd., 5.19%, 12/16/24	420	411,808
NextEra Energy Capital Holdings Inc.
5.49%, 08/21/24	520	518,340
5.54%, 09/20/24	250	248,052
PACCAR Financial Corp., 5.56%, 09/06/24	500	497,158
Paradelle Funding LLC, 5.16%, 05/30/25	320	306,673
Penske Truck Leasing Co. LP
5.53%, 08/09/24	490	489,323
5.63%, 09/06/24	300	298,273
PFIZER Inc.
5.22%, 01/07/25	420	410,480
5.36%, 11/01/24	250	246,614
PPG Industries Inc., 5.42%, 08/02/24	500	499,849
Procter & Gamble Co. (The), 5.06%, 03/26/25	430	416,087
Pure Grove Funding
5.38%, 11/27/24	420	412,666
5.41%, 10/02/24	250	247,655
Sanofi SA, 5.35%, 10/17/24	420	415,188
SPIRE Inc. 08/24 ZCP, 5.45%, 08/12/24	500	499,092

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Commodity Curve Carry Strategy ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Sumitomo Mitsui Trust Bank Ltd/.Singapore, 5.43%, 10/02/24	$320	$316,987
Swedbank AB, 5.61%, 02/05/25, (1-day SOFR + 0.300%)(a)(b)	250	250,111
Telstra Group Ltd., 5.55%, 12/17/24	420	411,182
Toyota Industries Commercial Finance Inc.
5.32%, 11/22/24	400	393,378
5.35%, 09/05/24	250	248,670
UnitedHealth Group Inc., 5.39%, 09/23/24	300	297,594
VW Credit Inc., 5.45%, 08/12/24	460	459,165
Westpac Securities NZ Ltd., 5.30%, 01/24/25	270	263,149

Total Commercial Paper — 57.3%
(Cost: $27,109,411)		27,112,037

U.S. Treasury Obligations(c)
U.S. Treasury Bill
5.10%, 06/12/25	500	479,894
5.15%, 01/23/25	350	341,646
5.34%, 12/12/24	250	245,417
5.36%, 09/26/24	1,000	991,820
5.38%, 09/12/24	750	745,378
5.38%, 10/08/24	500	495,107
5.38%, 10/22/24	1,750	1,729,478
5.39%, 10/03/24	1,250	1,238,665
5.40%, 08/15/24	500	498,976
5.40%, 09/05/24	1,250	1,243,587
Security	Par (000)	Value

5.41%, 09/24/24	$250	$248,029

Total U.S. Treasury Obligations — 17.4%
(Cost: $8,256,675)		8,257,997

	Shares

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(d)(e)	6,930,000	6,930,000

Total Money Market Funds — 14.6%
(Cost: $6,930,000)		6,930,000

Total Investments — 99.4%
(Cost: $47,076,217)		47,080,164

Other Assets Less Liabilities — 0.6%		264,768

Net Assets — 100.0%		$47,344,932

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$7,810,000	$—	$(880,000	)(a)	$—	$—	$6,930,000	6,930,000	$288,626	$—

(a)	Represents net amount purchased (sold).

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Commodity Curve Carry Strategy ETF
July 31, 2024

OTC Total Return Swaps

Paid by the Fund		Received by the Fund								Upfront
										Premiums	Unrealized
					Effective	Termination	Notional			Paid	Appreciation
Rate(a)	Frequency	Reference(b)	Frequency	Counterparty	Date	Date	Amount (000)		Value	(Received)	(Depreciation)
		ICE BofA Commodity
5.15%	At Termination	Enhanced Carry Total Return Index	At Termination	Citibank N.A.	N/A	08/30/24	USD	12,640,026	$226,904	$(296,359)	$523,263
5.15%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	13,213,135	43,940	(685,426)	729,366
5.15%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	2,169,633	17,021	(75,971)	92,992
5.15%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	990,228	35,438	(30,323)	65,761
5.15%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	1,031,118	(1,336)	(29,947)	28,611
5.15%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	1,005,241	22,445	(27,472)	49,917
5.15%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	1,016,063	13,131	(25,548)	38,679
5.15%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	1,018,407	10,214	(25,290)	35,504
5.15%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	7,098,849	111,647	(171,866)	283,513
5.15%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	2,172,882	38,364	(51,587)	89,951
5.15%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	1,097,364	(63,569)	(19,908)	(43,661)
5.15%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	1,056,909	(25,411)	(22,621)	(2,790)
5.15%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	930,150	(2,909)	(7,814)	4,905
									$425,879	$(1,470,132)	$1,896,011

(a)	Represents 3-month Treasury Bill. Rate shown is the rate in effect as of period-end.

(b)	Please refer to the Reference Entity below for more details.

USD	United States Dollar

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Commodity Curve Carry Strategy ETF
July 31, 2024

Reference Entity

The ICE BofA Commodity Enhanced Carry Total Return Index consists of futures contracts under each counterparty. The following table represents the individual long positions and related weighting of the future contracts underlying the ICE BofA Commodity Enhanced Carry Total Return Index as of July 31, 2024.

Futures contracts	Maturity date	Weight %
Brent Crude Oil	10/31/2024	25.0%
LME Copper	12/17/2024	15.3
Gas Oil	12/12/2024	12.3
RBOB Gasoline	11/29/2024	10.6
Sugar	6/30/2025	7.8
WTI Crude Oil	11/20/2024	7.0
Gold 100 OZ	12/27/2024	6.6
Live Cattle	12/31/2024	4.3
Coffee	3/19/2025	4.1
Lean Hogs	12/13/2024	2.8
Live Cattle	4/30/2025	2.3
LME Zinc	12/17/2024	1.8

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Certificates of Deposit	$—	$4,780,130	$—	$4,780,130
Commercial Paper	—	27,112,037	—	27,112,037
U.S. Treasury Obligations	—	8,257,997	—	8,257,997
Short-Term Securities
Money Market Funds	6,930,000	—	—	6,930,000
	$6,930,000	$40,150,164	$—	$47,080,164
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$—	$1,942,462	$—	$1,942,462

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Commodity Curve Carry Strategy ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Commodity Contracts	$—	$(46,451)	$—	$(46,451)
	$—	$1,896,011	$—	1,896,011

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate